Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	$ 79,749	$ 17,360
Restricted cash	6,299	7,728
Loans receivable from affiliates	11,403	2,422
Amounts due to related parties, long term	0	11,105
Term Loan B facility, net	(399,438)	(360,700)
Other long-term debt, net	(94,375)	(141,805)
Notes receivable	22,849	6,112
Amounts due from related parties, long-term	9,090	0
Receivable from affiliates	4,123	0
Vessel held for sale	0	125,000
Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	79,749	17,360
Restricted cash	6,299	7,728
Amounts due to related parties, long term		11,105
Amounts due from related parties, long-term	9,090
Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Loans receivable from affiliates	11,403	2,422
Term Loan B facility, net	(399,438)	(360,700)
Other long-term debt, net	(94,375)	(141,805)
Notes receivable	22,849	6,112
Receivable from affiliates	$ 4,123
Vessels, net (for Navios Apollon)		4,750
Vessel held for sale		125,000
Navios Apollon
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net (for Navios Apollon)		$ 4,750